LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Loans Payable [Abstract]
LONG-TERM DEBT
NOTE 9:	LONG-TERM DEBT

A.	Composition

As of December 31, 2025 and 2024:

Details	2025	2024
JPY loans - principal amount - see Notes 9B and 9C below	$92,568	$98,962
Capital leases and other long-term liabilities - see Note 9D below	52,928	73,977
Operating leases - see Note 9E below	16,022	7,874
Less - current maturities	(28,112)	(48,376)
	$133,406	$132,437

B.	Repayment Schedule of Long-term JPY Loans

As of December 31, 2025:

Details	Interest Rate	2026	2027	2028	2029	2030	Total
Long-term JPY loans	2.0	$-	$13,224	$26,448	$26,448	$26,448	$92,568

C.	Long-term JPY Loans

In December 2021, TPSCo refinanced its then existing loan with an 11 billion JPY (approximately $70,000 as of December 31, 2025) asset-based loan with a consortium of financial institutions consisting of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc., (iii) Taishin International Bank Co., Ltd. Tokyo Branch, and (iv) BOT lease Co. Ltd. (“2021 JPY Loan”). The 2021 JPY Loan carried a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from December 2024 until December 2027. The 2021 JPY Loan was secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

In September 2023, TPSCo entered into a term loan agreement with JA Mitsui Leasing Ltd. for an additional 3.5 billion JPY (approximately $22,000 as of December 31, 2025) term loan (“2023 JPY Loan”). The 2023 JPY Loan carried a fixed interest rate of approximately 2% per annum with principal payable in seven semiannual payments from September 2024 until September 2027. The 2023 JPY Loan was secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

In December 2024, TPSCo signed an agreement with its lenders to refinance its 2021 JPY Loan and 2023 JPY Loan with a new 14.5 billion JPY (approximately $92,000 as of December 31, 2025) asset-based loan (“2024 JPY Loan”). 12.5 billion JPY were drawn in 2024 and used to repay 11.5 billion JPY of the 2021 JPY Loan and 2023 JPY Loan, resulting in outstanding JPY Loans of 15.5 billion JPY (approximately $100,000) as of December 31, 2024.  In accordance with this agreement, during the first half of 2025, 3 billion JPY were used to repay the remaining 2021 JPY Loan and 2023 JPY Loan and an additional amount of 2 billion JPY was withdrawn, resulting in outstanding JPY Loans of 14.5 billion JPY (approximately $92,000) as of December 31, 2025.  The lenders of the 2024 JPY Loan are a consortium of financial institutions consisting of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc. and (iii) BOT lease Co. Ltd.. The 2024 JPY Loan carries a fixed interest rate of 2% per annum with principal payable in seven semiannual payments from December 2027 to December 2030. The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

The 2024 JPY Loan contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JPY Loan are not guaranteed by Tower, NTCJ, or any of their affiliates.

As of December 31, 2025, TPSCo maintained compliance with all of the financial covenants under the 2024 JPY Loan.

D.	Capital Lease Agreements and Other Long-term Liabilities

Certain of the Company’s subsidiaries enter into capital lease agreements from time to time for certain machinery and equipment, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements are denominated in JPY and contain annual interest rates of approximately 2%, and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary acquires the assets. The obligations under the capital lease agreements are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements.

TPSCo leases its facility buildings in Japan from NTCJ under a long-term capital lease with a term through at least March 2032.

As of December 31, 2025 and 2024, the Company’s total outstanding capital lease liabilities for fixed assets were $52,928 and $73,453, respectively, of which $25,043 and $24,785, respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2025:

Fiscal Year	Amount ($)
2026	$25,838
2027	8,245
2028	6,112
2029	5,495
2030	4,118
2031 and on	5,148
Total	54,956
Less - imputed interest	(2,028)
Total	$52,928

E.	Operating Lease Agreements

The Company entered into operating leases, primarily with regard to certain of its operating and other facilities. In 2025 TSNB entered into an operating lease agreement to extend its current building lease, see Note 12D.   Operating lease cost for the years ended December 31, 2025, 2024 and 2023 was $8,899, $4,592 and $4,807, respectively. During 2025, cash paid for operating lease liabilities was $110,582.

The following presents the composition of operating leases in the balance sheets:

Details	Presentation in the Consolidated Balance Sheets	December 31, 2025	December 31, 2024
ROU - assets under operating leases	Other long-term assets, net	$117,704	$7,874
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,069	$3,913
Long-term operating lease liabilities	Long-term debt	12,953	3,961
Total operating lease liabilities		$16,022	$7,874
Weighted average remaining lease term (years)		4.5	2.6
Weighted average discount rate		1.95%	1.95%

The following presents the maturity presentation of operating lease liabilities as of December 31, 2025:

Fiscal Year	Amount ($)
2026	$3,330
2027	5,016
2028	5,007
2029	3,293
Total	16,646
Less - imputed interest	(624)
Total	$16,022